Share Based Payments	12 Months Ended
Dec. 31, 2025
Share Based Payments [Abstract]
SHARE BASED PAYMENTS
10.	SHARE BASED PAYMENTS

Share incentive plan

In 2012 the Group created the 2012 Share Incentive Plan (the “Plan”) which provides for 6,000,000 ordinary shares options to be granted to employees and directors. Share options under this Plan may vest over a service period, performance condition or market condition, as specified in each award. Share options generally expire 5 years from the grant date. The Group has extended the expiration date of its outstanding options to December 31, 2025.

The following summary of stock option activities for the years ended December 31, 2023, 2024 and 2025:

Outstanding Options
		Weighted		Weighted
		average	Weighted	average
		exercise	average	remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value
Outstanding as of January 1, 2023	6,540,000	$0.44	$0.35	1.53	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—

Outstanding as of December 31, 2023	6,540,000	$0.44	$0.35	1.53	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	(6,155,032)	$0.44	$0.35	—	—

Outstanding as of December 31, 2024	384,968	$0.24	$0.35	1.00	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	(384,968)	$0.24	$0.35	—	—

Outstanding as of December 31, 2025	—	—	—	—	$—

On September 3, 2025, the extraordinary general meeting of shareholders approved the 2025 Equity Incentive Plan of the Company, under which the Company is authorized to deliver an aggregate of 4,679,322 restricted shares to eligible directors, officers, managers, employees, consultants and advisors (and prospective directors, officers, managers, employees, consultants and advisors) of the Company from time to time.

The total intrinsic value of options exercised during the years ended December 31, 2023, 2024 and 2025 was all nil. The Group recorded share-based compensation of $5, nil and $266 for the years ended December 31, 2023, 2024 and 2025, respectively. The total unrecognized compensation expense related to unvested share options granted as of December 31, 2025 was nil.

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company’s share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US Treasury bill as of valuation date with maturity date close to the expected term of the options.

(3)	Expected term

The expected term is estimated based on a consideration of factors including the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.

No options were granted during 2022 to 2025.

Ordinary shares issued for services

In March 2024, the Group granted an aggregate of 1,200,000 ordinary shares with a fair value of $1,332, determined using the closing price of $1.1 on March 20, 2024, to one service provider. The value of these shares is being amortized over the service period of two years starting from April 1, 2024. During the years ended December 31, 2023, 2024 and 2025, the Group recorded nil, $518 and $666 share-based compensation expense related to services, respectively.